Debt - Additional Information (FY) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Interest expense	$ 0.8	$ 2.3	$ 9.2	$ 0.7
November 2019 Notes
Debt Instrument [Line Items]
Debt fair value	2.6		2.5
Senior Seller Notes
Debt Instrument [Line Items]
Debt fair value	9.5		9.0
Junior Seller Notes
Debt Instrument [Line Items]
Debt fair value	4.7		4.5
ABG Notes
Debt Instrument [Line Items]
Debt fair value	0.6		0.5
June 2020 Notes
Debt Instrument [Line Items]
Debt fair value	$ 1.3		$ 1.3